Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning	$ 2,836,250
Net book value	2,684,655	$ 6,954,467
Balance at ending	2,684,655
Amortization charged for the period	214,632	535,568
Computer software [Member]
Schedule of Intangible Assets, Net [Line Items]
Net book value	168,280	92,927
Right-of-use Platform [Member]
Schedule of Intangible Assets, Net [Line Items]
Net book value		560,923
Customer base [Member]
Schedule of Intangible Assets, Net [Line Items]
Net book value	80,267	414,158
Technical know-how [Member]
Schedule of Intangible Assets, Net [Line Items]
Net book value	366,704	421,511
Security Surveillance system [Member]
Schedule of Intangible Assets, Net [Line Items]
Net book value	753,995	859,186
Intelligent Cloud Platform [Member]
Schedule of Intangible Assets, Net [Line Items]
Net book value	1,135,390	4,415,083
Assets under construction -Cash Management Systems [Member]
Schedule of Intangible Assets, Net [Line Items]
Net book value	180,019	190,679
Cost [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning	5,672,439	7,657,621
Additions	115,164	1,792,841
Exchange differences	(154,202)	(433,045)
Balance at ending	5,633,401	9,017,417
Cost [Member] | Computer software [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning	919,222	887,745
Additions	115,164
Exchange differences	(67,805)	(17,419)
Balance at ending	966,581	870,326
Cost [Member] | Right-of-use Platform [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning	114,659	673,029
Additions
Exchange differences	(2,687)	(31,974)
Balance at ending	111,972	641,055
Cost [Member] | Customer base [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning	829,560	1,042,110
Additions
Exchange differences	(19,440)	(49,509)
Balance at ending	810,120	992,601
Cost [Member] | Technical know-how [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning	486,112	499,344
Additions
Exchange differences	(11,392)	(23,723)
Balance at ending	474,720	475,621
Cost [Member] | Security Surveillance system [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning	1,524,224	1,360,898
Additions		195,087
Exchange differences	(35,720)	(306,604)
Balance at ending	1,488,504	1,249,381
Cost [Member] | Intelligent Cloud Platform [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning	1,604,580	3,000,000
Additions		1,597,754
Exchange differences	(3,095)
Balance at ending	1,601,485	4,597,754
Cost [Member] | Assets under construction -Cash Management Systems [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning	194,082	194,495
Additions
Exchange differences	(14,063)	(3,816)
Balance at ending	180,019	190,679
Accumulated amortization [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning	2,836,189	1,864,478
Amortization charged for the period	214,632	535,568
Exchange differences	(102,075)	(337,096)
Balance at ending	2,948,746	2,062,950
Accumulated amortization [Member] | Computer software [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning	830,600	767,168
Amortization charged for the period	28,236	26,139
Exchange differences	(60,535)	(15,908)
Balance at ending	798,301	777,399
Accumulated amortization [Member] | Right-of-use Platform [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning	114,659	50,477
Amortization charged for the period		33,582
Exchange differences	(2,687)	(3,927)
Balance at ending	111,972	80,132
Accumulated amortization [Member] | Customer base [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning	706,271	405,868
Amortization charged for the period	40,430	201,013
Exchange differences	(16,848)	(28,438)
Balance at ending	729,853	578,443
Accumulated amortization [Member] | Technical know-how [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning	82,956	28,405
Amortization charged for the period	27,204	28,346
Exchange differences	(2,144)	(2,641)
Balance at ending	108,016	54,110
Accumulated amortization [Member] | Security Surveillance system [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning	699,123	612,560
Amortization charged for the period	52,152	63,817
Exchange differences	(16,766)	(286,182)
Balance at ending	734,509	390,195
Accumulated amortization [Member] | Intelligent Cloud Platform [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning	402,580
Amortization charged for the period	66,610	182,671
Exchange differences	(3,095)
Balance at ending	466,095	182,671
Accumulated amortization [Member] | Assets under construction -Cash Management Systems [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning
Amortization charged for the period
Exchange differences
Balance at ending